Share-based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Weighted Average Grant Date Fair Value
Expense recognized	$ 2,319	$ 309	$ 309	$ 4,685	$ 300
Restricted share units
Number of RSUs
Granted				1,398,011
Ending balance	1,398,011			1,398,011
Weighted Average Grant Date Fair Value
Granted				$ 6.28
Ending balance	$ 6.28			$ 6.28
Expense recognized				$ 400